Share capital of the Company (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.25		$ 0.25		$ 0.25
Issued capital | $					$ 328,000,000		$ 328,000,000		$ 317,000,000
Issues of shares (share schemes)		907,239	456,792
Share premium | $					$ 7,971,000,000		$ 7,941,000,000		$ 4,427,000,000
Unclaimed dividends forfeited and adjusted for in retained earnings | $	$ 1,000,000	$ 4,000,000	$ 2,000,000
Number of shares in the Company held by subsidiaries				0	0	0	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.25		$ 0.25		$ 0.25
Issued capital | $					$ 328,000,000		$ 328,000,000		$ 317,000,000
Number of shares outstanding at beginning of period	1,312,137,976	1,267,039,436	1,266,221,605
Issue of shares (share placing)		44,386,214
Issues of shares (share schemes)	530,748	712,326	817,831
Number of shares outstanding at end of period	1,312,668,724	1,312,137,976	1,267,039,436
Shares repurchased | $	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Par value per share | £ / shares				£ 1		£ 1		£ 1
Issued capital | £				£ 50,000		£ 50,000		£ 50,000
Days of written noticed required	7 days